STOCKHOLDERS' EQUITY	6 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 10 -	STOCKHOLDERS’ EQUITY

On September 26, 2016, the Company declared a regular cash dividend of $0.20 per share to the holders of the Company’s ordinary shares. The record date was October 26, 2016, and the dividend was paid on November 11, 2016.

On September 26, 2017, the Company declared a regular cash dividend of $0.12 per share to the holders of the Company’s ordinary shares. The record date was October 16, 2017, and the dividend was paid on November 6, 2017.